Property, Software and Equipment, Net - Schedule of Property, Software and Equipment, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Software and Equipment, Net [Line Items]
Total		$ 50,290	$ 48,751
Less: accumulated depreciation		(27,503)	(24,556)
Software and equipment, net		22,787	24,195
Computer software [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total	[1]	33,818	32,812
Electronic equipment [Member[
Schedule of Property, Software and Equipment, Net [Line Items]
Total		14,549	14,061
Vehicles [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		852	827
Building [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		744	721
Office equipment and furniture [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		216	210
Leasehold improvements [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		$ 111	$ 120

[1]	In 2022, a hybrid cloud platform developed with the assistance of a third-party cloud service provider was substantially ready for use and transferred from other non-current assets. The cost of the hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capabilities of internal-used software platforms that provide auto eInsurance service and auto service to customers, as well as Software-As-A-Service (“SaaS”) products offered to business partners as part of our technology services.